Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Sales	£ 19,153	£ 17,697	£ 19,294
Net sales
At budgeted exchange rates	13,483	11,579	12,424
Acquisitions and disposals	35	93	92
SC&P allocation	0	0	0
Retranslation to actual exchange rates	(785)	80	351
Net sales	12,733	11,752	12,867
Operating profit/(loss)
At budgeted exchange rates	4,160	3,498	3,920
Acquisitions and disposals	(21)	(5)	28
SC&P allocation	0	0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(36)
Fair value remeasurement of contingent consideration		(7)
Fair value remeasurement of biological assets	0	9
Retranslation to actual exchange rates	(357)	(1)	168
Operating profit/(loss) before exceptional items	3,746	3,494	4,116
Exceptional items	(15)	(1,357)	(74)
Operating profit/(loss)	3,731	2,137	4,042
Non-operating items	14	(23)	144
Net finance charges	(373)	(353)	(263)
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	334	282	312
Profit before taxation	£ 3,706	2,043	4,235
Annual net sales occur in the last four months	40.00%
Moet Hennessy
Net sales
Net sales	£ 4,819	4,425	4,713
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	335	285	310
Other
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	(1)	(3)	2
Operating segments
Disclosure of operating segments [line items]
Sales	19,133	17,659	19,241
Net sales
At budgeted exchange rates	13,463	11,541	12,370
Acquisitions and disposals	35	93	92
SC&P allocation	0	(1)	0
Retranslation to actual exchange rates	(785)	81	352
Net sales	12,713	11,714	12,814
Operating profit/(loss)
At budgeted exchange rates	4,378	3,650	4,106
Acquisitions and disposals	(21)	(5)	28
SC&P allocation	0	0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(36)
Fair value remeasurement of contingent consideration		(7)
Fair value remeasurement of biological assets	0	9
Retranslation to actual exchange rates	(367)	(6)	171
Operating profit/(loss) before exceptional items	3,954	3,641	4,305
Exceptional items	(15)	(1,357)	(53)
Operating profit/(loss)	3,939	2,284	4,252
Operating segments | North America
Disclosure of operating segments [line items]
Sales	5,803	5,222	5,074
Net sales
At budgeted exchange rates	5,527	4,445	4,034
Acquisitions and disposals	28	32	88
SC&P allocation	9	11	11
Retranslation to actual exchange rates	(355)	135	327
Net sales	5,209	4,623	4,460
Operating profit/(loss)
At budgeted exchange rates	2,469	2,007	1,755
Acquisitions and disposals	(18)	(1)	29
SC&P allocation	(30)	6	13
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(9)
Fair value remeasurement of contingent consideration		(10)
Fair value remeasurement of biological assets	0	0
Retranslation to actual exchange rates	(175)	32	151
Operating profit/(loss) before exceptional items	2,237	2,034	1,948
Exceptional items	0	54	0
Operating profit/(loss)	2,237	2,088	1,948
Operating segments | Europe and Turkey
Disclosure of operating segments [line items]
Sales	4,795	4,697	5,132
Net sales
At budgeted exchange rates	2,579	2,501	2,951
Acquisitions and disposals	2	10	1
SC&P allocation	45	60	63
Retranslation to actual exchange rates	(68)	(4)	(76)
Net sales	2,558	2,567	2,939
Operating profit/(loss)
At budgeted exchange rates	728	730	972
Acquisitions and disposals	(3)	(4)	(1)
SC&P allocation	(32)	26	72
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(27)
Fair value remeasurement of contingent consideration		(4)
Fair value remeasurement of biological assets	0	0
Retranslation to actual exchange rates	(31)	9	(29)
Operating profit/(loss) before exceptional items	635	757	1,014
Exceptional items	(15)	(62)	(18)
Operating profit/(loss)	620	695	996
Operating segments | Africa
Disclosure of operating segments [line items]
Sales	2,020	1,911	2,235
Net sales
At budgeted exchange rates	1,541	1,300	1,529
Acquisitions and disposals	5	50	1
SC&P allocation	3	4	5
Retranslation to actual exchange rates	(137)	(8)	62
Net sales	1,412	1,346	1,597
Operating profit/(loss)
At budgeted exchange rates	228	116	257
Acquisitions and disposals	0	0	0
SC&P allocation	(3)	2	6
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0
Fair value remeasurement of contingent consideration		0
Fair value remeasurement of biological assets	0	0
Retranslation to actual exchange rates	(54)	(17)	12
Operating profit/(loss) before exceptional items	171	101	275
Exceptional items	0	(145)	0
Operating profit/(loss)	171	(44)	275
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Sales	1,369	1,184	1,444
Net sales
At budgeted exchange rates	1,176	944	1,095
Acquisitions and disposals	0	0	1
SC&P allocation	13	10	15
Retranslation to actual exchange rates	(143)	(46)	19
Net sales	1,046	908	1,130
Operating profit/(loss)
At budgeted exchange rates	422	254	312
Acquisitions and disposals	0	0	0
SC&P allocation	(27)	5	32
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0
Fair value remeasurement of contingent consideration		7
Fair value remeasurement of biological assets	0	9
Retranslation to actual exchange rates	(92)	(27)	21
Operating profit/(loss) before exceptional items	303	248	365
Exceptional items	0	(6)	0
Operating profit/(loss)	303	242	365
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Sales	5,146	4,645	5,356
Net sales
At budgeted exchange rates	2,561	2,253	2,656
Acquisitions and disposals	0	1	1
SC&P allocation	9	12	11
Retranslation to actual exchange rates	(82)	4	20
Net sales	2,488	2,270	2,688
Operating profit/(loss)
At budgeted exchange rates	628	498	671
Acquisitions and disposals	0	0	0
SC&P allocation	(5)	6	16
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0
Fair value remeasurement of contingent consideration		0
Fair value remeasurement of biological assets	0	0
Retranslation to actual exchange rates	(15)	(3)	16
Operating profit/(loss) before exceptional items	608	501	703
Exceptional items	0	(1,198)	(35)
Operating profit/(loss)	608	(697)	668
Operating segments | SC&P
Disclosure of operating segments [line items]
Sales	1,537	1,343	1,739
Net sales
At budgeted exchange rates	1,627	1,439	1,843
Acquisitions and disposals	0	0	0
SC&P allocation	(79)	(98)	(105)
Retranslation to actual exchange rates	(11)	2	1
Net sales	1,537	1,343	1,739
Operating profit/(loss)
At budgeted exchange rates	(97)	45	139
Acquisitions and disposals	0	0	0
SC&P allocation	97	(45)	(139)
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0
Fair value remeasurement of contingent consideration		0
Fair value remeasurement of biological assets	0	0
Retranslation to actual exchange rates	0	0	0
Operating profit/(loss) before exceptional items	0	0	0
Exceptional items	0	0	0
Operating profit/(loss)	0	0	0
Elimination of intersegment sales
Disclosure of operating segments [line items]
Sales	(1,537)	(1,343)	(1,739)
Net sales
At budgeted exchange rates	(1,548)	(1,341)	(1,738)
Acquisitions and disposals	0	0	0
SC&P allocation	0	0	0
Retranslation to actual exchange rates	11	(2)	(1)
Net sales	(1,537)	(1,343)	(1,739)
Corporate and other
Disclosure of operating segments [line items]
Sales	20	38	53
Net sales
At budgeted exchange rates	20	38	54
Acquisitions and disposals	0	0	0
SC&P allocation	0	1	0
Retranslation to actual exchange rates	0	(1)	(1)
Net sales	20	38	53
Operating profit/(loss)
At budgeted exchange rates	(218)	(152)	(186)
Acquisitions and disposals	0	0	0
SC&P allocation	0	0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0
Fair value remeasurement of contingent consideration		0
Fair value remeasurement of biological assets	0	0
Retranslation to actual exchange rates	10	5	(3)
Operating profit/(loss) before exceptional items	(208)	(147)	(189)
Exceptional items	0	0	(21)
Operating profit/(loss)	£ (208)	£ (147)	£ (210)